Non-current financial debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	$ 20,585	$ 22,341
Total	20,627	22,485
Balance sheet
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	20,585	22,341
Others	42	144
Total	20,627	22,485
Fair values
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	19,194	20,277
Others	42	144
Total	$ 19,236	$ 20,421